BOSTON PARTNERS
                                 FAMILY OF FUNDS

                     BOSTON PARTNERS LONG/SHORT EQUITY FUND

                  (INVESTMENT PORTFOLIO OF THE RBB FUND, INC.)

                                 INVESTOR CLASS

    Supplement dated September 15, 2004 to Prospectus dated December 31, 2003 as supplemented April 26, 2004

         THE SUB-PARAGRAPH OF THE PROSPECTUS ENTITLED "BOSTON PARTNERS LONG/SHORT EQUITY FUND" UNDER THE CAPTION "PORTFOLIO MANAGERS" IN THE SECTION ENTITLED "MANAGEMENT" ON PAGE 32 OF THE PROSPECTUS IS REMOVED IN ITS ENTIRETY AND REPLACED WITH THE FOLLOWING:



         BOSTON PARTNERS LONG/SHORT EQUITY FUND

                  Robert T. Jones is the primary portfolio manager for the Fund and Harry Rosenbluth is the secondary portfolio manager. Mr. Jones is a senior portfolio manager employed by the Adviser and is a member of the Adviser's Equity Strategy Committee. Mr. Jones oversees the investment activities of the Adviser's long/short strategy products which, in addition to the Fund, includes two similar limited partnership private investment funds, two separately managed accounts and an offshore fund of the Adviser. Prior to taking on day to day responsibilities for the Long/Short Equity Fund, Mr. Jones served as portfolio manager of the large cap value and large cap focused institutional equity portfolios in addition to serving as the Adviser's Director of Research. Before joining the Adviser in April 1995, Mr. Jones spent seven years with The Boston Company Asset Management, Inc., most recently as Vice President and Equity Portfolio Manager managing institutional separate accounts. Mr. Jones has over sixteen years of investment experience and is a CFA. See "BOSTON PARTNERS MID CAP VALUE FUND" for information about Mr. Rosenbluth. For the fiscal year ended August 31, 2004, the Boston Partners Long/Short Equity Fund paid 2.07% (expressed as a percentage of average net assets) to the Adviser for its services.



               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

                                 BOSTON PARTNERS
                                 FAMILY OF FUNDS

                     BOSTON PARTNERS LONG/SHORT EQUITY FUND

                  (INVESTMENT PORTFOLIO OF THE RBB FUND, INC.)

                               INSTITUTIONAL CLASS

    Supplement dated September 15, 2004 to Prospectus dated December 31, 2003 as supplemented April 26, 2004

         THE SUB-PARAGRAPH OF THE PROSPECTUS ENTITLED "BOSTON PARTNERS LONG/SHORT EQUITY FUND" UNDER THE CAPTION "PORTFOLIO MANAGERS" IN THE SECTION ENTITLED "MANAGEMENT" ON PAGE 32 OF THE PROSPECTUS IS REMOVED IN ITS ENTIRETY AND REPLACED WITH THE FOLLOWING:



         BOSTON PARTNERS LONG/SHORT EQUITY FUND

                  Robert T. Jones is the primary portfolio manager for the Fund and Harry Rosenbluth is the secondary portfolio manager. Mr. Jones is a senior portfolio manager employed by the Adviser and is a member of the Adviser's Equity Strategy Committee. Mr. Jones oversees the investment activities of the Adviser's long/short strategy products which, in addition to the Fund, includes two similar limited partnership private investment funds, two separately managed accounts and an offshore fund of the Adviser. Prior to taking on day to day responsibilities for the Long/Short Equity Fund, Mr. Jones served as portfolio manager of the large cap value and large cap focused institutional equity portfolios in addition to serving as the Adviser's Director of Research. Before joining the Adviser in April 1995, Mr. Jones spent seven years with The Boston Company Asset Management, Inc., most recently as Vice President and Equity Portfolio Manager managing institutional separate accounts. Mr. Jones has over sixteen years of investment experience and is a CFA. See "BOSTON PARTNERS MID CAP VALUE FUND" for information about Mr. Rosenbluth. For the fiscal year ended August 31, 2004, the Boston Partners Long/Short Equity Fund paid 2.07% (expressed as a percentage of average net assets) to the Adviser for its services.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.